Stock-Based Compensation - Schedule of Assumptions Using Black-Scholes option pricing model (Details)	12 Months Ended
Dec. 31, 2014
Expected dividend yield	0.00%
Minimum [Member]
Weighted average risk free interest rate	1.83%
Weighted average life (in years)	4 years 6 months
Volatility	96.64%
Maximum [Member]
Weighted average risk free interest rate	1.84%
Weighted average life (in years)	6 years
Volatility	98.70%